CONTRACT ASSETS AND LIABILITIES (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
CONTRACT ASSETS AND LIABILITIES
NOTE 12 – REVENUE RECOGNITION
The following table represents our revenues disaggregated by type (in thousands):

	Three Months Ended March 31,
	2024	2023
Revenue
Brand revenue	$59	$295
Retail revenue	6,415	6,862
Total revenue	$6,474	$7,157
Geographic Information
Revenue by geographical region consist of the following (in thousands):

	Three Months Ended March 31,
	2024	2023
Brand revenue
United States	$59	$294
Canada	—	1
Retail revenue
United States	6,273	6,663
Canada	142	199
	$6,474	$7,157
Revenues by geography are generally based on the country of the Company’s contracting entity. Total United States revenue was approximately 98% of total revenue for the three months ended March 31, 2024 and 97% for the three months ended March 31, 2023.
NOTE 13 – CONTRACT ASSETS AND LIABILITIES
Contract assets consisted of the following as of (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Deferred sales commissions	$255	$273
The movement in the contract assets during the three months ended March 31, 2024 and the year ended December 31, 2023, comprised the following (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Contract assets at start of the period	$273	$333
Expense deferred during the period	36	165
(Less) amounts expensed during the period	(54)	(225)
Contract assets at end of the period	$255	$273

NOTE 13 – REVENUE RECOGNITION
The following table represents our revenues disaggregated by type (in thousands):

	Year ended December 31,
	2023	2022
Revenue
Brand revenue	$901	$940
Retail revenue	27,149	25,689
Total Revenue	$28,050	$26,629
Geographic Information
Revenue by geographical region consist of the following (in thousands):

	Year ended December 31,
	2023	2022
Brand revenue
United States	$889	$936
Canada	12	4
Retail revenue
United States	26,372	25,075
Canada	777	614
	$28,050	$26,629
Revenues by geography are generally based on the country of the Company’s contracting entity. Total United States revenue was approximately 97% of total revenue for the year ended December 31, 2023 and 98% of total revenue for the year ended December 31, 2022.